Trade and other receivables	12 Months Ended
Mar. 31, 2018
Trade and other receivables
Trade and other receivables

 14. Trade and other receivables

Trade and other receivables mainly consist of amounts owed to us by customers and amounts that we pay to our suppliers in advance. Trade receivables are shown net of an allowance for bad or doubtful debts. Derivative financial instruments with a positive market value are reported within this note.

Accounting policies

Trade receivables that are recovered in instalments from customers over an extended period are discounted at market rates and interest is accreted over the expected repayment period. Other trade receivables do not carry any interest and are stated at their nominal value. The carrying value of all trade receivables is reduced by appropriate allowances for estimated irrecoverable amounts. Estimated irrecoverable amounts are based on the ageing of the receivable balances and historical experience. Individual trade receivables are written off when management deems them not to be collectible.

	2018	2017
	€m	€m
Included within non-current assets:
Trade receivables	435	362
Amounts owed by associates and joint ventures	1	27
Other receivables	194	130
Prepayments	597	378
Accrued income	350	—
Derivative financial instruments	2,449	3,672
	4,026	4,569
Included within current assets:
Trade receivables	4,967	4,973
Amounts owed by associates and joint ventures	524	325
Other receivables	895	918
Prepayments	1,152	1,197
Accrued income	2,257	1,838
Derivative financial instruments	180	610
	9,975	9,861

The Group’s trade receivables are stated after allowances for bad and doubtful debts based on management’s assessment of creditworthiness, an analysis of which is as follows:

	2018	2017
	€m	€m
1 April	1,418	1,385
Reclassification as held for sale	—	(66)
Exchange movements	(78)	(94)
Amounts charged to administrative expenses	528	589
Other	(619)	(396)
31 March	1,249	1,418

The carrying amounts of trade and other receivables approximate their fair value and are predominantly non-interest bearing. The fair values[1] of the derivative financial instruments are calculated by discounting the future cash flows to net present values using appropriate market interest rates and foreign currency rates prevailing at 31 March.

	2018	2017
	€m	€m
Included within derivative financial instruments:
Fair value through the income statement (held for trading):
Interest rate swaps	1,610	2,248
Cross-currency interest rate swaps	445	126
Options	25	12
Foreign exchange contracts	44	103
	2,124	2,489
Designated hedge relationships:
Interest rate swaps	191	212
Cross-currency interest rate swaps	314	1,581
	2,629	4,282

Note

1

The valuation basis is level 2. This classification comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.